Condensed Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Millions	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings
Beginning balance at Dec. 31, 2023	£ 14,623	£ 3,105	£ 5,620	£ 1,956	£ (6)	£ (348)	£ 1	£ 4,295
Profit after tax attributable to equity holders of the parent	600							600
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	7				7
- Cash flow hedges	(245)					(245)
- Pension remeasurement	(114)							(114)
- Own credit adjustment	(8)							(8)
Total other comprehensive income/(expense) net of tax	(360)				7	(245)		(122)
Total comprehensive income/(expense)	240				7	(245)		478
Issue of other equity instruments	400			400
Repurchase of other equity instruments	(500)			(496)				(4)
Dividends on ordinary shares	(554)							(554)
Dividends on preference shares and other equity instruments	(66)							(66)
Ending balance at Jun. 30, 2024	14,143	3,105	5,620	1,860	1	(593)	1	4,149
Beginning balance at Dec. 31, 2024	13,773	3,105	5,620	1,860	(17)	(317)	1	3,521
Profit after tax attributable to equity holders of the parent	551							551
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	6				6
- Cash flow hedges	450					450
- Pension remeasurement	1							1
- Own credit adjustment	3							3
Total other comprehensive income/(expense) net of tax	460				6	450		4
Total comprehensive income/(expense)	1,011				6	450		555
Issue of other equity instruments	500			500
Repurchase of other equity instruments	(500)			(500)
Dividends on preference shares and other equity instruments	(67)							(67)
Ending balance at Jun. 30, 2025	£ 14,717	£ 3,105	£ 5,620	£ 1,860	£ (11)	£ 133	£ 1	£ 4,009